Asset Held For Sale, textual (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets Held for Sale
Assets held for sale	$ 0	$ 31,995
Liability directly associated with assets held for sale, net	$ 0	$ 16,724